SCHEDULE OF FUTURE AMORTIZATION EXPENSE OF INTANGIBLE ASSETS (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Intangible Asset, Goodwill and Other [Abstract]
Remainder of 2026	$ 1,571,723
2027	3,143,446	$ 3,167,153
2028	3,143,446	3,167,153
2029	3,143,446	3,167,153
2030	2,494,695	3,167,153
2030		2,513,509
Total intangible assets, net	$ 13,496,756	$ 15,182,121